Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Integration into the Comprehensive Risk Management Framework

We have fully integrated cybersecurity risk assessment, identification, and management processes into our overall risk management framework. These processes focus not only on the direct risks of cybersecurity threats but also consider their potential impact on the Company’s reputation, customer trust, and business continuity. We conduct regular assessments of these risks and adjust our security strategies and measures based on the evaluation results. These processes are regularly reviewed internally by our management to ensure their effectiveness and adaptability, enabling us to respond to the ever-evolving cybersecurity threat landscape.

Once a security incident is identified, the reporting process includes the following steps:

When a network security threat or incident is detected, initial analysis is conducted to confirm its authenticity, scope of impact, and potential risks, such as data breaches and system downtime.

The detected incidents are then categorized, such as malware, infection, data breach, and any other intrusion, and any such incident is then prioritized based on the impact range, severity of the attack, and urgency, to ensure that serious events are prioritized for handling and reporting. Incidents are usually reported up the chain of command via email or phone. Major security incidents are reported directly to management.

After management has received the reports, dedicated personnel will be assigned to follow up on the investigation and disposal process of the incident. Such personnel will be responsible for ensuring that the incident is effectively controlled and resolved. The management will also receive regular updates on the progress and adjust the cybersecurity strategy based on the development of the incident.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Integration into the Comprehensive Risk Management Framework

We have fully integrated cybersecurity risk assessment, identification, and management processes into our overall risk management framework. These processes focus not only on the direct risks of cybersecurity threats but also consider their potential impact on the Company’s reputation, customer trust, and business continuity. We conduct regular assessments of these risks and adjust our security strategies and measures based on the evaluation results. These processes are regularly reviewed internally by our management to ensure their effectiveness and adaptability, enabling us to respond to the ever-evolving cybersecurity threat landscape.

Once a security incident is identified, the reporting process includes the following steps:

When a network security threat or incident is detected, initial analysis is conducted to confirm its authenticity, scope of impact, and potential risks, such as data breaches and system downtime.

The detected incidents are then categorized, such as malware, infection, data breach, and any other intrusion, and any such incident is then prioritized based on the impact range, severity of the attack, and urgency, to ensure that serious events are prioritized for handling and reporting. Incidents are usually reported up the chain of command via email or phone. Major security incidents are reported directly to management.

After management has received the reports, dedicated personnel will be assigned to follow up on the investigation and disposal process of the incident. Such personnel will be responsible for ensuring that the incident is effectively controlled and resolved. The management will also receive regular updates on the progress and adjust the cybersecurity strategy based on the development of the incident.

2. Leveraging Third-Party Expertise

We actively collaborate with professional third-party experts to enhance our cybersecurity defenses. These third-party experts provide us with independent cybersecurity assessments, penetration testing, and other services, helping us identify potential security vulnerabilities and threats. Their expert advice and recommendations are critical to the development and implementation of our cybersecurity strategy.

3. Cybersecurity Oversight of Third-Party Service Providers

We have established stringent processes for managing and overseeing third-party service providers. When selecting service providers, our management conduct rigorous reviews of their cybersecurity capabilities, including their security policies, control measures, and incident response plans. During the course of our collaboration, we continuously monitor their cybersecurity performance and require them to provide regular security audit reports for our management. If any potential security risks are identified, we are prepared to take immediate action, including working with the service provider to resolve the issue or terminating the partnership if necessary.

Cybersecurity incidents could have a significant impact on our business. However, due to our cybersecurity risk assessment, identification, and management processes, as well as our rigorous oversight of third-party service providers, we have not experienced any cybersecurity incidents that have materially affected our business strategy, operational results, or financial condition, as of the date of this annual report. Nevertheless, we remain highly vigilant and will continue to strengthen our cybersecurity defenses to address potential cybersecurity threats. We believe that through our ongoing efforts and continuous improvement, we can ensure the Company’s cybersecurity and protect the interests of our customers, employees, and shareholders.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true